SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION
In connection with the spin-off, the Liberty Global Compensation Committee adjusted the outstanding equity awards granted under the Liberty Global Long-Term Incentive Plan 2024 (Performance Incentive Plan) and converted the majority of the awards into Sunrise equity instruments, thereby ensuring alignment with the strategic priorities of Sunrise and its shareholders. For awards granted before 2024, no conversion to Sunrise equity instruments was made. For the latter awards, Sunrise needs to compensate LG. The amount for 2024 is disclosed in the table below the line "Other". Furthermore, Sunrise delivers Sunrise RSU to holders of LG RSU awards to compensate them for the diluting effect of the spin-off (see note 21). In addition, the members of the Executive Committee and certain other employees have received an Initial Award in the form of equity-based instruments to align their interests with those of the shareholders and to support long-term value creation. Upon vesting of the awards, the respective shares are either created out of the conditional share capital or distributed from treasury shares.
The Long-Term Incentive Plan ('LTIP') contains Restricted Share Units ('RSUs'), Performance Share Units ('PSUs') and Share Appreciation Rights ('SARs'). The awards related to this plan were granted on either 25 March 2024 or 2 August 2024. The Initial Award contains RSUs, PSUs, and Shares. The awards related to this plan were granted on either 6 December 2024 or 30 December 2024. In the financial year 2023, no such awards were granted.
The following share-based compensation costs have been recognized in this financial year:

December 31, 2024
CHF in millions

Non-performance based incentive awards	4.9
Performance-based incentive awards	1.2
Shares	0.8
SHIP[1]	2.3
Other	9.9
Total share-based payments costs	19.1
[1] Certain employees can elect for (a portion of) their annual bonus to be paid out in shares. As a consequence, this expense is a part of total share-based compensation.
[2] Sunrise has the intent to settle these awards in shares.

General award information

The award types granted are RSUs, PSUs, SARs and Shares.
RSUs grant the right to receive shares on specified future vesting dates, subject to continued employment with Sunrise. The RSUs vest in equal yearly instalments over the course of the total vesting period.
PSUs grant the right to receive shares on specified future vesting dates, subject to both a service condition and a performance condition. The vesting of the award depends on the service condition, while the number of shares being awarded per PSU depends on the achievement of the performance condition. For the PSUs of the LTIP 2024, the performance condition depends on the Relative Total Shareholder Return (rTSR) and the Cumulative Absolute Adjusted Free Cash Flow (FCF). The performance condition entitles the holder to between 0 and 1.85 shares per PSU. For the Initial Award PSUs, the performance criterion is the Implied Total Shareholder Return (TSR) based on achieved Internal Rate of Return (IRR) Performance %. The performance condition entitles the holder to between 0 and 1.5 shares per PSU. The PSUs vest in one instalment after the total vesting period.
SARs give the participant the right to receive the value[2] of any increase in the share price over the base price of the grant date less withholding tax on the day the SAR is exercised. The SARs can be exercised at any time after vesting, until the expiration date. The SARs expire at the close of business on the tenth anniversary of the applicable grant date and vest in equal yearly instalments over the course of the total vesting period.
Shares are awards in the form of shares that are transferred to the participant at grant date. Should a member of the Executive Committee terminate his/her employment prior to 31 December 2025, Sunrise retains the right to reclaim all shares granted under this agreement, giving rise to an implied service condition.
The categories in the table above are composed of the following awards:

	Grant date	FV at grant date
Non-performance based incentive awards
LTI 2024 RSU	25/3/2024	34.07
LTI 2024 SAR	25/3/2024	9.66
LTI 2024 RSU	2/8/2024	36.59
LTI 2024 SAR	2/8/2024	10.45
Initial Award RSU	6/12/2024	41.55
Initial Award RSU	30/12/2024	39.32
Performance-based incentive awards
LTI 2024 PSU	25/3/2024	50.01
LTI 2024 PSU	2/8/2024	44.65
Initial Award PSU	6/12/2024	42.09
Initial Award PSU	30/12/2024	42.09
Shares	6/12/2024	41.55

Fair value

The LTIP 2024 was converted into a plan with underlying Sunrise shares using an adjustment factor. This was applied with the aim of ensuring that the fair value ('FV') of this plan as a whole did not significantly change. For the PSUs, the performance condition was modified to reflect the performance of Sunrise rather than Liberty Global. The modifications were made with the aim of leaving the total FV unchanged.
The FV of the RSUs and Shares of the Initial Award is equal to the closing price of Sunrise Communications AG on the SIX Swiss Exchange on the respective grant date. The FV of the PSUs was based on a Monte Carlo model with one million simulations. An assumed share price volatility of 24.70% was utilized, alongside an entry price of CHF 40.61 and a risk-free rate of 1.01%.

Number of units	PSUs	RSUs	SARs	Shares	Total 2024
Balance January 1	-	-	-	-	-
Granted	421,608	408,262	471,729	99,186	1,400,785
Settled	-	-	-	(99,186)	(99,186)
Forfeited	-	(8,863)	(10,485)	-	(19,348)
Balance December 31	421,608	399,399	461,244	0	1,282,251

	Number of SARs units	Weighted average strike price (CHF)
Balance January 1	-	-
Granted	471,729	33.88
Forfeited	(10,485)	33.57
Outstanding December 31	461,244	33.88